Cost of Revenue (Details)	12 Months Ended
Dec. 31, 2021
Disclosure of cost of sales [text block] [Abstract]
Tax and surcharges, description	*Tax and surcharges are mainly Urban Maintenance and Construction Tax (7% of Valued Added Tax payment amount), Extra Charges of Education Fund (3% of Valued Added Tax payment amount) and Local Surcharge for Education Fund (2% of Valued Added Tax payment amount).